Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Expected credit loss	R$ (2,681)	R$ (2,569)
Securities purchased under agreements to resell	R$ 7,603,820	R$ 8,894,531
Investments in purchase and sale commitments, interest rate	13.65%	9.15%
Available portfolio
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 834,975	R$ 3,322,254
Available portfolio | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	645,188	2,671,122
Available portfolio | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	0	544,546
Available portfolio | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	84,065	37,688
Available portfolio | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	82,633	43,397
Available portfolio | Financial credit bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	23,089	25,501
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	6,771,526	5,574,846
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,842,159	1,556,303
Collateral held | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	227,713	0
Collateral held | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	929,346	906,519
Collateral held | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,019,639	2,586,893
Collateral held | Financial credit bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	0	525,131
Collateral held | Agribusiness Receivables Certificates (CRA)
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	101,091	0
Collateral held | Agribusiness Credit Bill
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	171,730	0
Collateral held | Other
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 479,848	R$ 0